Inventories - Summary of Breakdown of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 93,150	€ 90,460
Work-in-progress and semi-finished products	50,788	46,735
Finished goods	396,853	385,394
Total inventories	€ 540,791	€ 522,589